Net Income (Loss) Per Share	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Net Income (Loss) Per Share

9. Net Income (Loss) Per Share

Basic earnings and loss per share are computed by dividing the net income or loss available to common stockholders by the weighted average number of common shares outstanding during the period as defined by ASC Topic 260, Earnings Per Share. Diluted earnings per share is computed using the weighted average number of common shares and, if dilutive, potential common shares outstanding during the period. Potential common shares consist of the incremental common shares issuable upon the exercise of stock options (using the treasury stock method). To the extent stock options are antidilutive, they are excluded from the calculation of diluted income (loss) per share. For the three months ended March 31, 2021, 588,407 of shares issuable upon the exercise of outstanding stock options were not included in the computation of diluted net income (loss) per share for operations because their inclusion would be antidilutive. For the three months ended March 31, 2020, 773,375 of shares issuable upon the exercise of outstanding stock options were not included in the computation of diluted net income (loss) per share for operations because their inclusion would be antidilutive.

The following table summarizes the net income (loss) per share calculation for the periods presented:

	Three Months Ended March 31,
	2021	2020
Net income (loss) from operations – basic and diluted	$916,729	$(438,384)
Weighted average shares outstanding – basic	6,906,454	6,873,571
Weighted average shares outstanding – diluted	6,906,454	6,873,571
Per share data:
Basic from operations	$0.13	$(0.06)
Diluted from operations	$0.13	$(0.06)

11. Net Income (Loss) Per Share

Basic earnings and loss per share are computed by dividing the net income or loss available to common stockholders by the weighted average number of common shares outstanding during the period as defined by ASC Topic 260, Earnings Per Share. Diluted earnings per share is computed using the weighted average number of common shares and, if dilutive, potential common shares outstanding during the period. Potential common shares consist of the incremental common shares issuable upon the exercise of stock options (using the treasury stock method). To the extent stock options are antidilutive, they are excluded from the calculation of diluted income (loss) per share. For the year ended December 31, 2020, 618,918 of shares issuable upon the exercise of outstanding stock options were not included in the computation of diluted net income per share for continuing operations because their inclusion would be antidilutive. For the year ended December 31, 2020, 3,118 of shares issuable upon the exercise of outstanding stock options were included in the computation of diluted net income per share for continuing operations because their inclusion would be dilutive. For the year ended December 31, 2019, 1,021,243 of shares issuable upon the exercise of outstanding stock options were not included in the computation of diluted net income (loss) per share for continuing operations because their inclusion would be antidilutive.

The following table summarizes the net income (loss) per share calculation for the periods presented:

	Years Ended December 31,
	2020	2019
Net income (loss) from continuing operations – basic and diluted	$1,371,262	$(8,380,060)
Total weighted average shares outstanding – basic	6,884,690	6,873,652
Dilutive potential options	3,118	—
Total weighted average shares outstanding – diluted	6,887,808	6,873,652

Per share data:
Basic from continuing operations	$0. 20	$(1.22)
Diluted from continuing operations	$0. 20	$(1.22)